Financial Risk Management and Fair Values of Financial Instruments - Summary of Financial Instruments by Category (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	$ 73,150		$ 68,970
Financial assets at fair value through other comprehensive income
Designation of equity instruments	135,172		103,013
Financial assets at amortized cost
Cash and cash equivalents	14,858,903	$ 473,666	15,219,039
Financial assets at amortized cost	89,182		89,114
Accounts receivable	6,042,574	192,623	5,010,154
Other receivables	72,540	2,312	77,620
Refundable deposits	21,608	689	19,852
Financial assets	21,293,129		20,587,762
Financial liabilities at amortized cost
Short-term bank loans	2,706,072	86,263	339,364
Notes payable	1,596	51	773
Accounts payable	1,166,973	37,200	698,199
Other payables	3,365,755	107,292	3,913,604
Other payables - related parties	8,312	265	21,473
Long-term bank loans (including current portion)	12,764,690		13,758,581
Lease liabilities (including current portion)	854,916		1,056,955
Guarantee deposits	20,486	$ 653	21,186
Financial liabilities	$ 20,888,800		$ 19,810,135